OIL AND NATURAL GAS PROPERTIES	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
OIL AND NATURAL GAS PROPERTIES

NOTE 3 – OIL AND NATURAL GAS PROPERTIES

The Company currently has under lease seven federal Outer Continental Shelf blocks and has licensed 2.2 million acres of three-dimensional (3-D) seismic data in its area of concentration.

In January 2018, the Company entered into a strategic partnership with Delek GOM Investments, LLC. (“Delek”), and Texas South Energy, Inc. (“Texas South”) (collectively, the “Parties”) and executed a participation agreement (the “Agreement”) for a multi-phase exploration program. Under the terms of the Agreement, the Parties have committed to drill the Company’s “Canoe” and “Tau” prospects (the “Initial Phase”) with Delek having the option to participate in two additional two-well drilling phases and a final, three-well drilling phase (collectively, the “Phases”). In each Phase, Delek will earn a 75% working interest upon paying 90% of the exploratory costs associated with drilling each exploratory well. The Company will retain a 20% working interest while paying 8% of the costs associated with drilling each exploratory well. The Company will be required to fund 20% of well costs in excess of 115% of budget. In addition, Delek will pay the Company approximately $1.1 million in cash for each Prospect when the respective exploration plan is filed with BOEM for each phase. Also, each Party will be responsible for their pro rata share (based on working interest) of delay rentals associated with the Prospects. The Company will be the Operator during exploratory drilling of the Prospect, however, subsequent to a commercial discovery, Delek will have the right to become the Operator. Delek will have the right to terminate this Agreement at the conclusion of any drilling Phase. Delek will also have the option to purchase up to 5% of the Company’s common stock, par value $0.001 per share (the “Common Stock”), upon fulfilling its obligation for each Phase (maximum of 20% in the aggregate) at a price per share equal to a 10% discount to the 30-day weighted average closing price for the Common Stock preceding the acquisition. This option will expire January 8, 2020.

The Company, as the operator of two wells drilled in the Gulf of Mexico, has incurred tangible and intangible drilling costs for the wells in process and has billed its working interest partners for their respective shares of the drilling costs to date. GulfSlope drilled the first well, Canoe, to a total depth of 5,765 feet (5,670 feet TVD). Multiple open hole plugs were set across several intervals and the well is equipped with a mud-line suspension system for possible future re-entry. Calibration of seismic amplitudes, petrophysical analysis, reservoir engineering and scoping of development is currently underway to determine the commerciality of these sands and that work is expected to be completed in the first calendar quarter of 2020. The second well, Tau, was drilled to a measured depth of 15,254 feet, as compared to the originally permitted 29,857 foot measured depth. Producible hydrocarbon zones were not established to the current depth, but hydrocarbon shows were encountered. Complex geomechanical conditions required two by-pass wellbores, one sidetrack wellbore, and eight casing strings to reach the current depth. Equipment limitations prevented further drilling. In addition, the drilling rig had contractual obligations related to another operator. Due to these factors, the Company elected to abandon this well in a manner that would allow for re-entry at a later time. The drilling, pressure, and reservoir information has confirmed geophysical and geological models, and reinforces the Company’s confidence that there is resource potential. The Company is currently evaluating various options related to future operations in this wellbore and testing of the deeper Tau prospect. In January 2019, the Tau well experienced an underground control of well event and as a result, the Company filed an insurance claim with its insurance underwriters. The total amount of the claim was approximately $10.8 million for 100% working interest after the insurance deductible amount, and at June 30, 2019 approximately $8.3 million of this amount had been received. GulfSlope received approximately $2.1 million of this amount and credited wells in process for approximately $0.7 million, accounts receivable from operations for approximately $0.2 million and accrued payable for approximately $1.2 million. As discussed above, the Company’s share of the insurance proceeds could either be 8% or 20%. The Company’s share of the insurance proceeds at 8% is approximately $0.7 million and the additional 12%, or $1.2 million, is included in accrued expenses as there is uncertainty as to whether the Company has the right to 8% or 20% of the overall insurance proceeds.

As of June 30, 2019, the Company’s oil and natural gas properties consisted of unproved properties, wells in process and no proved reserves. The Company incurred approximately $4.3 million of impairment of oil and natural gas properties for the nine months ended June 30, 2019 resulting from the expiration of oil and natural gas leases.

NOTE 3 – OIL AND NATURAL GAS PROPERTIES

In January 2018, the Company entered into a strategic partnership with Delek Group Ltd. (“Delek”), and Texas South Energy, Inc. (“Texas South”) (collectively, the “Parties”) and executed a participation agreement for a multi-phase exploration program. Under the terms of the Agreement, the Parties have committed to drill the Company’s “Canoe” and “Tau” prospects (the “Initial Phase”) with Delek having the option to participate in two additional two-well drilling phases and a final, three-well drilling phase (collectively, the “Phases”). In each Phase, Delek will earn a 75% working interest upon paying 90% of the exploratory costs associated with drilling each exploratory well. The Company will retain a 20% working interest while paying 8% of the exploratory costs associated with drilling each well. The Company will be required to fund 20% of any well costs in excess of 115% of budget. In addition, Delek will pay the Company approximately $1.1 million in cash for each Prospect when the respective exploration plan is filed with BOEM. Also, each Party will be responsible for their pro rata share (based on working interest) of delay rentals associated with the Prospects. The Company will be the Operator during exploratory drilling of the Prospect, however, subsequent to a commercial discovery, Delek will have the right to become the Operator. Delek will have the right to terminate this Agreement at the conclusion of any drilling Phase. Delek will also have the option to purchase up to 5% of the Company’s common stock, par value $0.001 per share (the “Common Stock”), upon fulfilling its obligation for each Phase (maximum of 20% in the aggregate) at a price per share equal to a 10% discount to the 30-day weighted average closing price for the Common Stock preceding the acquisition. This option will expire January 8, 2020.

The Company will assign an eight-tenths of one percent of eight/eights net profits interest in certain of the Company’s oil and gas leases to include Vermilion Area, South Addition 378, Ship Shoal Area, South Addition 336, and Ship Shoal Area, South Addition 351, to Hi-View Investment Partners, LLC (“Hi-View”) in consideration for oil and gas consulting services provided pursuant to a non-exclusive consulting engagement dated October 25, 2017, by and between Hi-View, the Company, and Texas South (the “Advisory Agreement”). Hi-View will be entitled to additional assignments on the same terms and conditions as described above related to any of the Leases whereby Delek elects to participate in drilling of an exploratory well. In addition, the Company issued an aggregate of eighty million shares of Common Stock to Hi-View in consideration for oil and gas consulting services provided in facilitating the Delek farm out agreement. The value of the shares of $4.8 million determined using the share price on March 29, 2018, the date the shares were owed to Hi-View per the agreement which was the date of the funding obligation of the first well, was capitalized to unproved properties.

The Company, as the operator of two wells being drilled in the Gulf of Mexico, has incurred tangible and intangible drilling costs for the wells in process and has billed its working interest partners for their respective shares of the drilling costs to date. The first of the two wells has been drilled and is being evaluated. The second well was spud in September 2018 and is currently being drilled.

The Company paid $376,368 in gross annual lease rental payments to the BOEM for the year ended September 30, 2017. The Company’s share of these amounts are included in unproved properties. In August 2017, the Company competitively bid on one block in the Central Gulf of Mexico Lease Sale 249 conducted by BOEM. The Company was the high bidder on the block and paid $26,398, which represents 20% of the total lease bonus amount. On September 29, 2017 the Company’s bid was accepted. After payment in October 2017 of $140,591, which represents the remaining 80% lease bonus and first year rentals, the Company was awarded the lease block in October 2017.

In August 2017, the Company entered into a letter agreement with Texas South that sets out the terms of an agreement for the Company’s Tau prospect. In exchange for $166,989, Texas South acquired an undivided 20% interest in the prospect. In accordance with full cost requirements, the Company recorded the proceeds from the transaction as an adjustment to the capitalized costs of its oil and gas properties with no gain or loss recognition.

In October 2017, the Company executed the second amendment to the March 2014 farm-out agreement with Texas South under which Texas South acquired 20% of Gulfslope’s interest in two prospects for $329,062.

On January 1, 2018, the Company executed the third amendment to the March 2014 farm-out agreement with Texas South under which Texas South acquired 20% of GulfSlope’s interest in two prospects for $225,000.

For the year ended September 30, 2017, the Company incurred $172,094 in consulting fees, salaries and benefits, $195,127 in stock option costs associated with geoscientists, and $53,014 associated with technological infrastructure and third party hosting services. As these G&G costs relate to specific company-owned unevaluated properties, the Company capitalized these G&G costs to unproved properties.

For the year ended September 30, 2018, the Company incurred $229,267 in consulting fees, salaries and benefits associated with geoscientists, $820,877 in stock option costs associated with geoscientists and engineers, $53,934 associated with technological infrastructure and third party hosting, and $138,729 in capitalized acquisition costs. The Company capitalized these G&G costs to unproved properties.